UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Arlene Francis
Title:    Office Manager
Phone:    212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY              January 23, 2007
     ----------------------         -------------             -----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           73

Form 13F Information Table Value Total:  $   270,128
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Mercury Interactive Cv Sub Deb CONV             589405AB5     3151  3131000 PRN      SOLE                                    3131000
Sanmina (SCI) Cv Sub Deb       CONV             783890AF3      832   840000 PRN      SOLE                                     840000
Skyworks Solutions Cv Sub Deb  CONV             83088MAB8     1031  1026000 PRN      SOLE                                    1026000
Valeant Pharmaceuticals Cv Sub CONV             91911XAD6     5620  5900000 PRN      SOLE                                    5900000
Veeco Instruments Cv Sub Deb   CONV             922417AB6     5845  6026000 PRN      SOLE                                    6026000
A T & T                        COM              001957109      214     6000 SH       SOLE                                       6000
Acxiom                         COM              005125109     3265   127300 SH       SOLE                                     127300
Albany Molecular Research      COM              012423109     2815   266600 SH       SOLE                                     266600
AmSurg                         COM              03232P405     2657   115505 SH       SOLE                                     115505
ArthroCare                     COM              043136100     1289    32300 SH       SOLE                                      32300
Avid Technology                COM              05367P100     2300    61715 SH       SOLE                                      61715
BISYS Group                    COM              055472104     5803   449500 SH       SOLE                                     449500
Baldor Electric                COM              057741100    10105   302355 SH       SOLE                                     302355
Biomet                         COM              090613100     5138   124490 SH       SOLE                                     124490
Brady                          COM              104674106      746    20000 SH       SOLE                                      20000
Buckeye Partners LP Unit       COM              118230101      309     6650 SH       SOLE                                       6650
CYTYC                          COM              232946103     5676   200575 SH       SOLE                                     200575
Celgene                        COM              151020104     1881    32700 SH       SOLE                                      32700
Charles River Labs             COM              159864107     2397    55430 SH       SOLE                                      55430
Cognex                         COM              192422103     3316   139200 SH       SOLE                                     139200
Computer Programs & Systems    COM              205306103     1613    47450 SH       SOLE                                      47450
DJO                            COM              23325G104     1094    25550 SH       SOLE                                      25550
Digital River                  COM              25388b104     2068    37075 SH       SOLE                                      37075
Dionex                         COM              254546104     6290   110910 SH       SOLE                                     110910
Energy Conversion              COM              292659109      510    15000 SH       SOLE                                      15000
Exxon                          COM              302290101      299     3900 SH       SOLE                                       3900
Factset Research System        COM              303075105     7480   132430 SH       SOLE                                     132430
Forrester Research             COM              346563109     6568   242255 SH       SOLE                                     242255
Fuelcell Energy                COM              35952H106      161    25000 SH       SOLE                                      25000
Gentex                         COM              371901109      560    36000 SH       SOLE                                      36000
Genzyme                        COM              372917104     2865    46532 SH       SOLE                                      46532
Haemonetics                    COM              405024100    11356   252250 SH       SOLE                                     252250
Healthways                     COM              422245100     3052    63975 SH       SOLE                                      63975
Hecla Mining                   COM              422704106      115    15000 SH       SOLE                                      15000
Huron Consulting Group         COM              447462102     2321    51190 SH       SOLE                                      51190
ICON PLC ADR                   COM              45103T107     6848   181640 SH       SOLE                                     181640
IDEXX Laboratories             COM              45168D104     9027   113830 SH       SOLE                                     113830
ITRON                          COM              465741106     4605    88825 SH       SOLE                                      88825
Impath Liquidating TR Cl A     COM              45256P100      336   139800 SH       SOLE                                     139800
Invitrogen                     COM              46185r100      238     4200 SH       SOLE                                       4200
Jack Henry & Associates        COM              426281101     3242   151500 SH       SOLE                                     151500
Johnson & Johnson              COM              478160104     6289    95266 SH       SOLE                                      95266
KV Pharmaceutical Cl A         COM              482740206     7088   298062 SH       SOLE                                     298062
Kaydon                         COM              486587108     2078    52300 SH       SOLE                                      52300
Keystone Automotive            COM              49338N109    14550   428055 SH       SOLE                                     428055
LECG                           COM              523234102     1225    66300 SH       SOLE                                      66300
Manhattan Associates           COM              562750109    11613   386075 SH       SOLE                                     386075
MedQuist                       COM              584949101     1176    86500 SH       SOLE                                      86500
Medicis Pharmaceutical         COM              584690309     7581   215800 SH       SOLE                                     215800
Medimmune                      COM              584699102      218     6750 SH       SOLE                                       6750
Mentor                         COM              587188103     3431    70200 SH       SOLE                                      70200
Merit Med Sys                  COM              589889104     2878   181700 SH       SOLE                                     181700
Microtek Medical Holdings      COM              59515B109     3239   704200 SH       SOLE                                     704200
O'Reilly Automotive            COM              686091109     6461   201540 SH       SOLE                                     201540
Orthofix                       COM              N6748L102     4658    93170 SH       SOLE                                      93170
PRA International              COM              69353C101     4439   175650 SH       SOLE                                     175650
Pharmaceutical Prod Dvlpt      COM              717124101    12746   395600 SH       SOLE                                     395600
Quaker Chemical                COM              747316107     3079   139500 SH       SOLE                                     139500
Respironics                    COM              761230101     4531   120025 SH       SOLE                                     120025
SEI Investments                COM              784117103     8934   150000 SH       SOLE                                     150000
Sanmina-SCI                    COM              800907107     1176   340951 SH       SOLE                                     340951
Sapiens Int'l                  COM              N7716A102       73    48500 SH       SOLE                                      48500
Seitel                         COM              816074405     3401   951429 SH       SOLE                                     951429
Skyworks Solutions             COM              020753109     1541   217650 SH       SOLE                                     217650
Spacehab                       COM              846243103      254   390100 SH       SOLE                                     390100
Stem Cell Innovations          COM              85857B100       30   225000 SH       SOLE                                     225000
Symbol Technology              COM              871508107    10080   674710 SH       SOLE                                     674710
Therma-Wave                    COM              88343A108      186   156282 SH       SOLE                                     156282
UQM Technologies               COM              903213106       76    28000 SH       SOLE                                      28000
Valeant Pharmaceuticals Int'l  COM              91911x104     7068   409995 SH       SOLE                                     409995
Veeco Instruments              COM              922417100      689    36800 SH       SOLE                                      36800
VistaCare                      COM              92839Y109      726    71500 SH       SOLE                                      71500
Zebra Technologies             COM              989207105     3574   102720 SH       SOLE                                     102720